Note 22	3 Months Ended
Jan. 31, 2012
Condensed Financial Statements Disclosure [Text Block]
22.  Hovnanian Enterprises, Inc., the parent company (the “Parent”), is the issuer of publicly traded common stock, preferred stock, which is represented by depository shares, and 7.25% Tangible Equity Units. One of its wholly owned subsidiaries, K. Hovnanian Enterprises, Inc. (the “Subsidiary Issuer”), acts as a finance entity that as of January 31, 2012, had issued and outstanding approximately $992.0 million of senior secured notes ($966.4 million, net of discount), $568.2 million senior notes ($565.7 million, net of discount), and $12.2 million senior subordinated amortizing notes (issued as a component of our 7.25% Tangible Equity Units). The senior secured notes, senior notes, and senior subordinated amortizing notes are fully and unconditionally guaranteed by the Parent.

In addition to the Parent, each of the wholly owned subsidiaries of the Parent other than the Subsidiary Issuer (collectively, “Guarantor Subsidiaries”), with the exception of our home mortgage subsidiaries, certain of our title insurance subsidiaries, joint ventures, subsidiaries holding interests in our joint ventures and our foreign subsidiary (collectively, the “Nonguarantor Subsidiaries”), have guaranteed fully and unconditionally, on a joint and several basis, the obligations of the Subsidiary Issuer to pay principal and interest under the registered senior secured notes, senior notes, and senior subordinated amortizing notes.  The 2021 Notes are guaranteed by the Guarantor Subsidiaries and the Secured Group (see Note 11).

All of the senior secured notes, senior notes and senior subordinated amortizing notes have been registered under the Securities Act of 1933, as amended, except the 2021 notes, which are not required to be registered.  The Condensed Consolidating Financial Statements presented below are in respect of our registered notes only and not the 2021 Notes. In lieu of providing separate financial statements for the Guarantor Subsidiaries of our registered senior secured, senior and senior subordinated amortizing rates, we have included the accompanying Condensed Consolidating Financial Statements. Management does not believe that separate financial statements of the Guarantor Subsidiaries of our registered notes are material to users of our Condensed Consolidated Financial Statements. Therefore, separate financial statements and other disclosures concerning such Guarantor Subsidiaries are not presented.

The following Condensed Consolidating Financial Statements present the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Guarantor Subsidiaries, (iv) the Nonguarantor Subsidiaries and (v) the eliminations to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

JANUARY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$11,133	$149,320	$1,060,299	$204,467	$	$1,425,219
Financial services			3,942	72,562		76,504
Investments in and amounts due to and from consolidated subsidiaries	(482,732)	2,153,773	(2,470,750)	6,742	792,967	-
Total assets	$(471,599)	$2,303,093	$(1,406,509)	$283,771	$792,967	$1,501,723

LIABILITIES AND EQUITY:
Homebuilding	$2,576	$(158)	$316,929	$13,840	$	$333,187
Financial services			3,530	59,580		63,110
Notes payable		1,576,498	109	86		1,576,693
Income taxes payable	39,785	-	2,735	-		42,520
Stockholders’ (deficit) equity	(513,960)	726,753	(1,729,812)	210,092	792,967	(513,960)
Non-controlling interest in consolidated joint ventures				173		173
Total liabilities and equity	$(471,599)	$2,303,093	$(1,406,509)	$283,771	$792,967	$1,501,723

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,096,594	$207,443	$	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,435,348)	(9,364)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,217)	$(278,648)	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$355,191	$11,276	$	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,896)	207,265	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JANUARY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(30)	$263,306	$869	$(1,240)	$262,909
Financial services			1,299	5,391		6,690
Intercompany charges			(12,352)	(999)	13,351	-
Total revenues	$4	$(30)	$252,253	$5,261	$12,111	$269,599

Expenses:
Homebuilding	1,740	14,621	285,337	(1,335)	6,296	306,659
Financial services	51		1,226	3,915	(15)	5,177
Total expenses	1,791	14,621	286,563	2,580	6,281	311,836
Gain on extinguishment of debt		24,698				24,698
Income (loss) from unconsolidated joint ventures			28	(51)		(23)
(Loss) income before income taxes	(1,787)	10,047	(34,282)	2,630	5,830	(17,562)
State and federalincome tax (benefit) provision	(4,564)		5,267			703
Equity in (loss) income of consolidated subsidiaries	15,488				(15,488)	-
Net income (loss)	$18,265	$10,047	$(39,549)	$2,630	$(9,658)	$(18,265)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JANUARY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(95)	$245,908	$895	$(1,239)	$245,473
Financial services			1,332	5,762		7,094
Intercompany charges		28,316	(35,458)	(147)	7,289	-
Total revenues	4	28,221	211,782	6,510	6,050	252,567

Expenses:
Homebuilding	1,544	38,390	268,974	450	1,310	310,668
Financial services	88		1,242	4,140		5,470
Total expenses	1,632	38,390	270,216	4,590	1,310	316,138
Gain on extinguishment of debt						-
Loss from unconsolidated joint ventures			(250)	(742)		(992)
(Loss) income before income taxes	(1,628)	(10,169)	(58,684)	1,178	4,740	(64,563)
State and federal income tax (benefit) provision	(5,881)		5,460			(421)
Equity in (loss) income of consolidated subsidiaries	(68,395)				68,395	-
Net (loss) income	$(64,142)	$(10,169)	$(64,144)	$1,178	$73,135	$(64,142)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED JANUARY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,265	$10,047	$(39,549)	$2,630	$(9,658)	$(18,265)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities	(33,435)	14,424	23,191	(38,695)	9,658	(24,857)
Net cash (used in) provided by operating activities	(15,170)	24,471	(16,358)	(36,065)	-	(43,122)
Net cash (used in) investing activities	-	-	(102)	(1,170)	-	(1,272)
Net cash (used in) provided by financing activities	-	(39,173)	3,201	(685)	-	(36,657)
Intercompany investing and financing activities – net	15,170	(13,424)	14,360	(16,106)	-	-
Net (decrease) increase in cash	-	(28,126)	1,101	(54,026)	-	(81,051)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$83,996	$(3,888)	$89,581	$-	$169,689

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED JANUARY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(64,142)	$(10,169)	$(64,144)	$1,178	$73,135	$(64,142)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities	15,725	14,051	91,484	18,494	(73,135)	66,619
Net cash (used in) provided by operating activities	(48,417)	3,882	27,340	19,672	-	2,477
Net cash (used in) investing activities			(233)	(1,355)		(1,588)
Net cash (used in) provided by financing activities			(2,122)	(49,571)		(51,693)
Intercompany investing and financing activities – net	48,417	(38,227)	(23,904)	13,714		-
Net (decrease) increase in cash	-	(34,345)	1,081	(17,540)	-	(50,804)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$10	$178,025	$(11,731)	$150,072	$-	$316,376

In connection with a proposed issuance of units (the "Proposed Units") by the Subsidiary Issuer, it is anticipated that certain of the Parent's wholly owned subsidiaries (collectively "Units Guarantor Subsidiaries") will fully and unconditionally guarantee, on a joint and several basis, the components of  such Proposed Units. Each Units Guarantor Subsidiaries is 100% owned by the Parent. The following Condensed Consolidating Financial Statements presents the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Units Guarantor Subsidiaries, (iv) the Parent's subsidiaries that do not guarantee the components of the Proposed Units and (v) the elimination to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

JANUARY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$11,133	$149,320	$1,054,524	$210,242	$	$1,425,219
Financial services			3,942	72,562		76,504
Investments in and amounts due to and from consolidated subsidiaries	(482,732)	2,153,773	(2,465,166)	1,158	792,967	-
Total assets	$(471,599)	$2,303,093	$(1,406,700)	$283,962	$792,967	$1,501,723

LIABILITIES AND EQUITY:
Homebuilding	$2,576	$(158)	$316,118	$14,651	$	$333,187
Financial services			3,530	59,580		63,110
Notes payable		1,576,498	109	86		1,576,693
Income taxes payable	39,785	-	2,735	-		42,520
Stockholders’ (deficit) equity	(513,960)	726,753	(1,729,192)	209,472	792,967	(513,960)
Non-controlling interest in consolidated joint ventures				173		173
Total liabilities and equity	$(471,599)	$2,303,093	$(1,406,700)	$283,962	$792,967	$1,501,723

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,091,511	$212,526	$	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,430,491)	(14,221)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$354,528	$11,939	$	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,459)	206,828	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JANUARY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(30)	$263,306	$869	$(1,240)	$262,909
Financial services			1,299	5,391		6,690
Intercompany charges			(12,336)	(1,015)	13,351	-
Total revenues	$4	$(30)	$252,269	$5,245	$12,111	$269,599

Expenses:
Homebuilding	1,740	14,621	285,170	(1,168)	6,296	306,659
Financial services	51		1,226	3,915	(15)	5,177
Total expenses	1,791	14,621	286,396	2,747	6,281	311,836
Gain on extinguishment of debt		24,698				24,698
Income (loss) from unconsolidated joint ventures			28	(51)		(23)
(Loss) income before income taxes	(1,787)	10,047	(34,099)	2,447	5,830	(17,562)
State and federal income tax (benefit) provision	(4,564)		5,267			703
Equity in (loss) income of consolidated subsidiaries	15,488				(15,488)	-
Net income (loss)	$18,265	$10,047	$(39,366)	$2,447	$(9,658)	$(18,265)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JANUARY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(95)	$245,908	$895	$(1,239)	$245,473
Financial services			1,332	5,762		7,094
Intercompany charges		28,316	(35,458)	(147)	7,289	-
Total revenues	4	28,221	211,782	6,510	6,050	252,567

Expenses:
Homebuilding	1,544	38,390	268,974	450	1,310	310,668
Financial services	88		1,242	4,140		5,470
Total expenses	1,632	38,390	270,216	4,590	1,310	316,138
Gain on extinguishment of debt						-
Loss from unconsolidated joint ventures			(250)	(742)		(992)
(Loss) income before income taxes	(1,628)	(10,169)	(58,684)	1,178	4,740	(64,563)
State and federal income tax (benefit) provision	(5,881)		5,460			(421)
Equity in (loss) income of consolidated subsidiaries	(68,395)				68,395	-
Net (loss) income	$(64,142)	$(10,169)	$(64,144)	$1,178	$73,135	$(64,142)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED JANUARY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,265	$10,047	$(39,366)	$2,447	$(9,658)	$(18,265)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities	(33,435)	14,424	23,735	(39,239)	9,658	(24,857)
Net cash (used in) provided by operating activities	(15,170)	24,471	(15,631)	(36,792)	-	(43,122)
Net cash (used in) investing activities	-	-	(102)	(1,170)	-	(1,272)
Net cash (used in) provided by financing activities	-	(39,173)	3,201	(685)	-	(36,657)
Intercompany investing and financing activities – net	15,170	(13,424)	13,633	(15,379)	-	-
Net (decrease) increase in cash	-	(28,126)	1,101	(54,026)	-	(81,051)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$83,996	$(3,888)	$89,581	$-	$169,689

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED JANUARY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(64,142)	$(10,169)	$(64,144)	$1,178	$73,135	$(64,142)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities	15,725	14,051	91,484	18,494	(73,135)	66,619
Net cash (used in) provided by operating activities	(48,417)	3,882	27,340	19,672	-	2,477
Net cash (used in) investing activities			(233)	(1,355)		(1,588)
Net cash (used in) provided by financing activities			(2,122)	(49,571)		(51,693)
Intercompany investing and financing activities – net	48,417	(38,227)	(23,904)	13,714		-
Net (decrease) increase in cash	-	(34,345)	1,081	(17,540)	-	(50,804)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$10	$178,025	$(11,731)	$150,072	$-	$316,376